THE TAIWAN FUND, INC.
Schedule	of Investments / November 30, 2023 (Showing Percentage of Net Assets) (unaudited)

	SHARES	US $ VALUE
COMMON STOCKS – 93.5%
COMMUNICATION SERVICES — 1.6%
Diversified Telecommunication Services — 1.6%
Chunghwa Telecom Co. Ltd.	1,285,000	$4,915,413
TOTAL COMMUNICATION SERVICES		4,915,413
CONSUMER DISCRETIONARY — 6.5%
Hotels, Restaurants & Leisure — 0.8%
Bafang Yunji International Co. Ltd.	110,000	609,155
Gourmet Master Co. Ltd.	526,000	1,683,738
		2,292,893
Household Durables — 2.1%
Nien Made Enterprise Co. Ltd.	594,000	6,483,803
Leisure Products — 1.5%
Giant Manufacturing Co. Ltd.	120,000	729,834
Merida Industry Co. Ltd.	652,000	3,913,252
		4,643,086
Textiles, Apparel & Luxury Goods — 2.1%
Feng TAY Enterprise Co. Ltd.	324,800	1,907,836
Fulgent Sun International Holding Co. Ltd. (a)	505,000	2,384,363
Makalot Industrial Co. Ltd.	196,000	2,246,095
		6,538,294
TOTAL CONSUMER DISCRETIONARY		19,958,076
CONSUMER STAPLES — 2.5%
Consumer Staples Distribution & Retail — 2.5%
President Chain Store Corp.	869,000	7,496,655
TOTAL CONSUMER STAPLES		7,496,655
INDUSTRIALS — 9.0%
Electrical Equipment — 6.3%
Advanced Energy Solution Holding Co. Ltd. (a)	235,000	5,679,417
Fortune Electric Co. Ltd. (a)	1,539,000	13,793,854
		19,473,271
Machinery — 2.7%
Nak Sealing Technologies Corp.	143,000	633,979
Sunonwealth Electric Machine Industry Co. Ltd. (a)	2,391,000	7,531,191
		8,165,170
TOTAL INDUSTRIALS		27,638,441
INFORMATION TECHNOLOGY — 70.8%
Electronic Equipment, Instruments & Components — 6.6%
Delta Electronics, Inc.	1,002,000	10,151,505
E Ink Holdings, Inc.	731,000	4,282,106
Elite Material Co. Ltd. (a)	424,000	5,157,490

Gold Circuit Electronics Ltd.	100,100	730,563
		20,321,664
Semiconductors & Semiconductor Equipment — 49.4%
Alchip Technologies Ltd. (a)	113,000	11,249,360
ASPEED Technology, Inc. (a)	77,000	7,258,803
eMemory Technology, Inc. (a)	174,000	14,008,003
Faraday Technology Corp.	976,000	12,043,790
Global Unichip Corp. (a)	241,000	12,728,873
Globalwafers Co. Ltd.	103,000	1,925,480
Jentech Precision Industrial Co. Ltd.	200,000	4,148,528
MediaTek, Inc.	428,000	12,946,863
Nuvoton Technology Corp. (a)	1,392,000	6,616,901
Parade Technologies Ltd.	53,000	1,823,784
SDI Corp.	955,000	3,607,234
Taiwan Semiconductor Manufacturing Co. Ltd.	3,235,000	59,750,160
WinWay Technology Co. Ltd. (a)	124,000	3,076,184
		151,183,963
Technology Hardware, Storage & Peripherals — 14.8%
Asia Vital Components Co. Ltd. (a)	1,264,705	12,468,923
Gigabyte Technology Co. Ltd. (a)	1,307,000	10,459,347
Quanta Computer, Inc.	1,899,000	12,339,853
Wistron Corp. (a)	2,658,000	7,785,115
Wiwynn Corp.	38,000	2,140,845
		45,194,083
TOTAL INFORMATION TECHNOLOGY		216,699,710
MATERIALS — 3.1%
Chemicals — 0.6%
Swancor Holding Co. Ltd.	570,000	1,762,548
Metals & Mining — 2.5%
Century Iron & Steel Industrial Co. Ltd. (a)	1,446,000	7,683,611
TOTAL MATERIALS		9,446,159
TOTAL COMMON STOCKS
(Cost — $188,596,812)		286,154,454
TOTAL INVESTMENTS — 93.5%
(Cost — $188,596,812)		286,154,454
OTHER ASSETS AND LIABILITIES, NET—6.5%		19,911,469
NET ASSETS—100.0%		$306,065,923

Legend:
US $ – United States dollar

(a)	All or a portion of the security is on loan. The market value of the securities on loan is $68,501,512, collateralized by non-cash collateral such as U.S. Government securities in the amount of $73,515,977.